Advanced Subscription Agreements (Details) £ / shares in Units, $ / shares in Units, $ in Thousands, £ in Millions	3 Months Ended		7 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 GBP (£)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£) person £ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 person $ / shares
Class of Stock [Line Items]
Gross proceeds from advance subscriptions			$ 7,100	£ 5.6			$ 300	£ 0.3	$ 6,800	£ 5.3
Gain (loss) related to change in the estimated fair value of ASAs | $	$ (288)	$ 723			$ 6,477	$ (693)	$ 1,808		$ (59)
Number of participants in advance subscription agreement | person								11			11
Percentage of share price							75.00%	75.00%
Share price | (per share)								£ 14.54			$ 19.87
Maximum
Class of Stock [Line Items]
Share price | (per share)								£ 26.45			$ 36.16